Share Capital (Details)													1 Months Ended			12 Months Ended
	Jul. 29, 2022 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) shares	Sep. 23, 2021 USD ($) $ / shares shares	Sep. 22, 2021 USD ($) $ / shares	Apr. 16, 2021 shares	Feb. 26, 2021 shares	Feb. 19, 2021 USD ($) $ / shares shares	Feb. 17, 2021 USD ($) $ / shares shares	Feb. 16, 2021 shares	Feb. 11, 2021 USD ($) $ / shares	Feb. 10, 2021 USD ($) $ / shares shares	Feb. 05, 2021 USD ($) $ / shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares	Feb. 17, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2021 USD ($) shares	Jul. 26, 2022 USD ($) $ / shares	Mar. 29, 2022 USD ($) shares	Mar. 29, 2022 CNY (¥) shares	Dec. 31, 2019 $ / shares
Share Capital (Details) [Line Items]
Ordinary shares issued	26,666,667	570,001	27,333,300		7,111,428		48,076,923	16,891,892			9,615,387			570,001	16,891,892	74,289,797	74,289,797	14,521,763		6,000,000	6,000,000
Total for professional fees and development costs (in Dollars) | $																		$ 16,198,565
Description of securities purchase agreement				On September 22, 2021, the Company entered into another securities purchase agreement with certain institutional investors for a registered direct offering of approximately $32.8 million of ordinary shares at a price of $1.20 per share. On September 23, 2021, the offering was closed and the Company received net proceeds of approximately $30.5 million. The Company issued a total of 27,333,300 ordinary shares to the institutional investors. As part of the transaction, the Company also issued to the investors warrants for the purchase of up to 13,666,650 ordinary shares at an exercise price of $1.60 per share for a term of three years from the date of issuance.						On February 11, 2021, the Company entered into another securities purchase agreement with certain institutional investors for a registered direct offering of approximately $15.0 million of ordinary shares at a price of $0.888 per share. On February 17, 2021, the offering was closed and the Company received net proceeds of approximately $17.7 million. The Company issued a total of 16,891,892 ordinary shares to the institutional investors. As part of the transaction, the Company also issued to the investors warrants for the purchase of up to 8,445,946 ordinary shares at an exercise price of $1.11 per share for a term of three years from the date of issuance. From February 19 to 26, 2021 the institutional investors purchased 8,440,631 warrants.		On February 5, 2021, the Company entered into a securities purchase agreement with certain institutional investors for a registered direct offering of $5.0 million of ordinary shares at a price of $0.52 per share. On February 10, 2021, the offering was closed and the Company received net proceeds of approximately $4.4 million. The Company issued a total of 9,615,387 ordinary shares to the institutional investors. As part of the transaction, the Company also issued to the investors warrants for the purchase of up to 4,807,694 ordinary shares at an exercise price of $0.68 per share for a term of three years from the date of issuance. From February 10 to 16, 2021, the institutional investors purchased 4,805,129 warrants, and the placement agent purchased 480,770 warrants.			On February 17, 2021, the Company entered into another securities purchase agreement with certain institutional investors for a registered direct offering of $100 million of ordinary shares at a price of $2.08 per share. On February 19, 2021, the offering was closed and the Company received net proceeds of approximately $92.7 million. The Company issued a total of 48,076,923 ordinary shares to the institutional investors. As part of the transaction, the Company also issued to the investors warrants for the purchase of up to 19,230,768 ordinary shares at an exercise price of $1.60 per share for a term of three years from the date of issuance.
Direct offerings (in Dollars) | $				$ 32,800,000				$ 100,000,000		$ 15,000,000		$ 5,000,000			$ 100,000,000				$ 8,000,000
Ordinary price per share (in Dollars per share) | $ / shares				$ 1.2				$ 2.08		$ 0.888		$ 0.52			$ 2.08				$ 0.3			$ 1.95
Net proceeds from offerings (in Dollars) | $	$ 7,420,000		$ 30,500,000				$ 92,700,000	$ 17,700,000			$ 4,400,000
Purchase of warrant	26,666,667		13,666,650			8,440,631	19,230,768	8,445,946	4,805,129		4,807,694					10,897,436
Exercise price (in Dollars per share) | $ / shares	$ 0.41		$ 1.6				$ 1.6	$ 1.11			$ 0.68				$ 1.11
Supplemental agreement date					On April 16, 2021, the Company issued 7,111,428 ordinary shares to the shareholders of Saleya as a part of the consideration in connection to the acquisition of 100% equity interest in Saleya pursuant to a supplemental agreement dated February 24, 2021.
Percentage of equity interest					100.00%															100.00%	100.00%
Recognized stock-based compensation expense (in Dollars) | $		$ 803,701
Description of employees for their services		In September of 2021, the Company issued 7,925,000 ordinary shares to employees for their services for year 2021 and 2022 under the 2018 omnibus equity plan and stock-based compensation expense of $4,184,175 was recognized in 2021 and $5,919,775 was recognized in 2022 based on the trading price on the date the shares were issued.
Professional fees and development cost (in Dollars) | $																$ 16,325,559
Purchase price																				$ 1,745,427	¥ 12,156,200
Common stock, shares issued																492,498,688	492,498,688	385,542,224
Common stock, shares outstanding																492,498,688	492,498,688	385,542,224
Preferred stock, shares issued																2,500,000	2,500,000	1,000,000
Preferred stock, shares outstanding																2,500,000	2,500,000	1,000,000
Votes at a meeting of the members																399
Description of 2018 omnibus equity plan																Such conversion shall be deemed to have been made immediately prior to the close of business on the date of such surrender of the certificate(s) for the Series A Preferred Shares to be converted, and the person or persons entitled to receive the Ordinary Shares issuable upon such conversion shall be treated for all purposes as the record holder(s) of such Ordinary Shares on such date. The directors may effect conversion in any matter permitted by law including, without prejudice to the generality of the foregoing, repurchasing or redeeming the relevant Series A Preferred Shares and applying the proceeds towards the issue of the relevant number of new Ordinary Shares. The provisions of clause 8(3)(e) of our memorandum of association shall not apply to the Ordinary Shares so converted; and(e) the right, at such holder’s sole discretion, to require the redemption or repurchase by our company of all or any portion of the holder’s Series A Preferred Shares (the “Purchased Shares”) in cash at a Repurchase Price defined below upon the following events: (1) six (6) months after the closing date as defined in the share subscription agreement entered into between our company and Geely Technology dated 13 November 2019 (the “Share Subscription Agreement”); (2) the proposed acquisition of eMapgo Technologies (Beijing) Co., Ltd. (the “Proposed Acquisition”) by our company is terminated; (3) our company breaches the Share Subscription Agreement; or (4) within six (6) months from the closing date as defined in the Share Subscription Agreement provided that our company has sufficient funds after completing the Proposed Acquisition by our company. The repurchase price for each Series A Preferred Shares shall be the higher of (i) US$1.95 per share; or (ii) the US dollars equivalent to RMB13.7648 per share (the “Repurchase Price”), where the exchange rate shall be the central parity rate between RMB and USD published by the People’s Bank of China the day before Geely Technology issues the repurchase notice, plus an eight percent (8%) annual simple interest rate basis calculated from the date such Repurchase Price was fully paid until the date of full payment of the Repurchase Price, which shall be made in a lump sum on the date of the payment of the Repurchase Price, plus all declared but unpaid dividends with respect to the Series A Preferred Shares. Before any holder of Series A Preferred Shares shall be entitled to require the redemption or repurchase by our company of all or any portion of the holder’s Series A Preferred Shares, he shall surrender the certificate(s) for his Series A Preferred Shares at the office of our company and shall give written notice to our company (the “Redemption Notice”) at such office that he elects to require the redemption or repurchase by our company of the same.
US per share (in Dollars per share) | $ / shares																$ 1.95
Equivalent per share (in Yuan Renminbi per share) | ¥ / shares																	¥ 13.7648
Annual simple interest rate, percentage																8.00%
Two Thousand Eighteen Omnibus Equity Plan [Member]
Share Capital (Details) [Line Items]
Shares issued for services													7,925,000	7,925,000
Stock based compensation (in Dollars) | $													$ 5,919,775	$ 4,184,175
Ordinary Shares [Member]
Share Capital (Details) [Line Items]
Common stock, shares issued																492,498,688	492,498,688	385,542,224
Common stock, shares outstanding																492,498,688	492,498,688	385,542,224
Series A Preferred Stock [Member]
Share Capital (Details) [Line Items]
Preferred stock, shares issued																2,500,000	2,500,000	1,000,000
Preferred stock, shares outstanding																2,500,000	2,500,000	1,000,000
Placement Agent warrant [Member]
Share Capital (Details) [Line Items]
Purchase of warrant									480,770